Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	19,166,667
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 345,000,006.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,819.50
Offering Note	1a. Includes 2,500,000 shares that the underwriters have the option to purchase, if any. 1b. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.